Financial Instruments - Additional Information (Detail) - EUR (€) € in Millions	Jun. 24, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Proceeds from convert into euro to usd	€ 1,000
Fair value of cross currency swaps	€ 9
Fair value of the borrowings		€ 6,058	€ 4,137
Fair value of the fixed asset suppliers		€ 434	€ 592